Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 13, 2023
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2023
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A